Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 21, 2018 USD ($) integer
Investments held to maturity	$ 0
Investments held for trading	0
Depreciation and depletion	$ 5,784	$ 5,709	$ 3,491
Buildings and improvements
Estimated useful lives	3-39
Brooksville
Voting interest	50.00%
BC FRP Realty, LLC
Voting interest	50.00%
Woodfield Partnerships
Voting interest	40.00%
RiverFront Holdings II, LLC
Voting interest	80.00%
Bryant Street Partnerships
Voting interest	61.36%
1800 Half Street
Voting interest	59.73%
Asset Management Properties
Warehouse properties | integer	4
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties | integer				40
Land parcels | integer				3
Sales price	$ 11,700	$ 347,200
Excluded
Warehouse properties | integer				1
Property value				$ 11,700